Pension and Postretirement Expense	12 Months Ended
Dec. 31, 2015
Pension and Postretirement Expense [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Pension and Non-Pension Postretirement Benefit Plans
The Company sponsors defined benefit pension plans covering most U.S. associates and certain non-U.S. associates primarily in Netherlands, Germany, Canada, France and Belgium. Benefits under these plans are generally based on eligible compensation and / or years of credited service. Retirement benefits in other foreign locations are primarily structured as defined contribution plans. During 2009 the Company implemented a change in its U.S. retirement benefits to shift to a defined contribution platform. Benefits under the defined benefit U.S. pension plan were frozen and the Company added an annual Company contribution to the U.S. defined contribution plan for eligible participants.
The Company also provides non-pension postretirement benefit plans to certain U.S. associates, to Canadian associates, to Brazilian associates and to certain associates in the Netherlands. The U.S. benefit primarily consists of a life insurance benefit for a grandfathered group of retirees, for which the premiums are paid by the Company. In addition, some US retirees are eligible to participate in the medical plans offered to active associates; however, the retirees’ cost for this coverage depends on the maximum plan benefit and the retiree premium, which is equal to 175% of the active associate premium. The Canadian plans provide retirees and their dependents with medical and life insurance benefits, which are supplemental benefits to the respective provincial healthcare plan in Canada. The Brazilian plan became effective in 2012 as a result of a change in certain regulations, and provides retirees that contributed towards coverage while actively employed, with access to medical benefits, with the retiree being responsible for 100% of the premiums. In 2014, the plan was amended such that 100% of the premiums of active employees are paid by the Company. The Netherlands' plan provides a lump sum payment at retirement for grandfathered associates.
The following table presents the change in benefit obligation, change in plan assets and components of funded status for the Company’s defined benefit pension and non-pension postretirement benefit plans for the years ended December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2015		2014		2015		2014
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in Benefit Obligation
Benefit obligation at beginning of year	$281	$564	$278	$470	$9	$11	$12	$12
Service cost	3	16	3	14	—	—	—	—
Interest cost	10	12	11	17	—	1	1	1
Actuarial (gains) losses	(20)	(31)	33	142	—	(1)	(3)	1
Foreign currency exchange rate changes	—	(61)	—	(68)	—	(2)	—	(1)
Benefits paid	(22)	(9)	(17)	(10)	(1)	—	(1)	(1)
Plan amendments	—	—	—	(2)	(1)	—	—	(1)
Expenses paid from assets	(3)	—	—	—	—	—	—	—
Plan settlements	—	—	(27)	—	—	—	—	—
Employee contributions	—	1	—	1	—	—	—	—
Benefit obligation at end of year	$249	$492	$281	$564	$7	$9	$9	$11
Change in Plan Assets
Fair value of plan assets at beginning of year	$230	$351	$240	$299	$—	$—	$—	$1
Actual return on plan assets	(4)	(4)	17	83	—	—	—	—
Foreign currency exchange rate changes	—	(37)	—	(45)	—	—	—	—
Employer contributions	9	14	13	23	1	—	1	—
Benefits paid	(22)	(9)	(17)	(10)	(1)	—	(1)	(1)
Expenses paid from assets	(3)	—	—	—	—	—	—	—
Plan settlements	—	—	(23)	—	—	—	—	—
Employee contributions	—	1	—	1	—	—	—	—
Fair value of plan assets at end of year	210	316	230	351	—	—	—	—
Funded status of the plan at end of year	$(39)	$(176)	$(51)	$(213)	$(7)	$(9)	$(9)	$(11)

	Pension Benefits				Non-Pension Postretirement Benefits
	2015		2014		2015		2014
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in the Consolidated Balance Sheets at December 31 consist of:
Other current liabilities	$(1)	$(5)	$(1)	$(5)	$(1)	$—	$—	$—
Long-term pension and post employment benefit obligations	(38)	(171)	(50)	(208)	(6)	(9)	(9)	(11)
Accumulated other comprehensive loss (income)	1	(4)	2	(4)	(3)	2	(3)	1
Net amounts recognized	$(38)	$(180)	$(49)	$(217)	$(10)	$(7)	$(12)	$(10)
Amounts recognized in Accumulated other comprehensive income at December 31 consist of:
Net prior service cost (benefit)	$1	$(5)	$2	$(5)	$(1)	$3	$—	$2
Deferred income taxes	—	1	—	1	(2)	(1)	(3)	(1)
Net amounts recognized	$1	$(4)	$2	$(4)	$(3)	$2	$(3)	$1
Accumulated benefit obligation	$249	$458	$281	$518
Accumulated benefit obligation for funded plans	247	308	279	342
Pension plans with underfunded or non-funded accumulated benefit obligations at December 31:
Aggregate projected benefit obligation	$249	$167	$281	$215
Aggregate accumulated benefit obligation	249	158	281	201
Aggregate fair value of plan assets	210	8	230	23
Pension plans with projected benefit obligations in excess of plan assets at December 31:
Aggregate projected benefit obligation	$249	$492	$281	$563
Aggregate fair value of plan assets	210	316	230	351

The foreign currency impact reflected in these rollforward tables are primarily for changes in the euro versus the U.S. dollar.
The Pension Protection Act of 2006 (the “2006 PPA”) provides for minimum funding levels on U.S. plans, and plans not meeting the minimum funding requirement may be subject to certain restrictions. During 2012, 2011 and 2010, the Company’s U.S. qualified pension plan was under the minimum funding level as measured under the 2006 PPA, resulting in restrictions on lump sum payments to 50%. On September 30, 2013, the U.S. Plan’s Adjusted Funding Target Attainment Percentage (“AFTAP”) was certified as being above the 80% minimum funding level and as a result the lump sum restrictions were lifted in October 2013.
Following are the components of net pension and postretirement (benefit) expense recognized for the years ended December 31, 2015, 2014 and 2013:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2015	2014	2013	2015	2014	2013
Service cost	$3	$3	$3	$16	$14	$14
Interest cost on projected benefit obligation	10	11	10	12	17	18
Expected return on assets	(15)	(17)	(16)	(13)	(15)	(14)
Amortization of prior service cost	—	—	—	—	—	1
Unrealized actuarial loss (gain)	—	29	(27)	(16)	80	(41)
Net (benefit) expense	$(2)	$26	$(30)	$(1)	$96	$(22)

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2015	2014	2013	2015	2014	2013
Service cost	$—	$—	$—	$—	$—	$1
Interest cost on projected benefit obligation	—	1	—	1	1	1
Amortization of prior service benefit	—	—	(1)	—	—	—
Unrealized actuarial (gain) loss	—	(4)	(2)	(1)	2	(3)
Net (benefit) expense	$—	$(3)	$(3)	$—	$3	$(1)

The following amounts were recognized in “Accumulated other comprehensive loss” during the year ended December 31, 2015:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Prior service (benefit) cost from plan amendments	$(1)	$—	$(1)	$1	$(2)	$1
Deferred income taxes	—	—	1	—	1	—
(Gain) loss recognized in accumulated other comprehensive loss, net of tax	$(1)	$—	$—	$1	$(1)	$1

The amounts in “Accumulated other comprehensive loss” that are expected to be recognized as components of net periodic benefit cost (benefit) during the next fiscal year are less than $1.
Determination of actuarial assumptions
The Company’s actuarial assumptions are determined based on the demographics of the population, target asset allocations for funded plans, regional economic trends, statutory requirements and other factors that could impact the benefit obligation and plan assets. For our European plans, most assumptions are set by country, as the plans within these countries have similar demographics, and are impacted by the same regional economic trends and statutory requirements.
The discount rates selected reflect the rate at which pension obligations could be effectively settled. The Company selects the discount rates based on cash flow models using the yields of high-grade corporate bonds or the local equivalent with maturities consistent with the Company’s anticipated cash flow projections. Beginning in 2015, the Company’s pension and OPEB liabilities and related service and interest cost are calculated using a split-rate interest discounting methodology, whereby expected future cash flows related to these liabilities are discounted using multiple interest rates on a forward curve that correspond to the timing of the expected cash flows. The Company believes this new approach provides a more precise measurement of service and interest costs. This change did not impact the measurement of current year pension and OPEB liabilities and the impact on service and interest costs going forward is not expected to be significant.
The expected rates of future compensation level increases are based on salary and wage trends in the chemical and other similar industries, as well as the Company’s specific long-term compensation targets by country. Input is obtained from the Company’s internal Human Resources group and from outside actuaries. These rates include components for wage rate inflation and merit increases.
The expected long-term rates of return on plan assets are determined based on the plans’ current and projected asset mix. To determine the expected overall long-term rate of return on assets, the Company takes into account the rates on long-term debt investments held within the portfolio, as well as expected trends in the equity markets, for plans including equity securities. Peer data and historical returns are reviewed and the Company consults with its actuaries, as well as the Plan’s investment advisors, to confirm that the Company’s assumptions are reasonable.
The weighted average rates used to determine the benefit obligations were as follows at December 31, 2015 and 2014:

	Pension Benefits				Non-Pension Postretirement Benefits
	2015		2014		2015		2014
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Discount rate	4.1%	2.3%	3.7%	2.2%	3.4%	5.5%	3.4%	6.1%
Rate of increase in future compensation levels	—	2.4%	—	3.0%	—	—	—	—
The weighted average assumed health care cost trend rates are as follows at December 31:
Health care cost trend rate assumed for next year	—	—	—	—	7.0%	6.2%	7.5%	6.3%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	—	—	—	—	4.5%	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	—	—	—	—	2029	2030	2029	2030

The weighted average rates used to determine net periodic pension expense (benefit) were as follows for the years ended December 31, 2015, 2014 and 2013:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2015	2014	2013	2015	2014	2013
Discount rate	3.7%	4.4%	3.5%	2.2%	3.6%	3.5%
Rate of increase in future compensation levels	—	—	—	3.0%	3.0%	3.0%
Expected long-term rate of return on plan assets	7.0%	7.3%	8.0%	3.8%	4.8%	4.8%

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2015	2014	2013	2015	2014	2013
Discount rate	3.4%	4.2%	3.3%	6.1%	7.2%	4.3%

A one-percentage-point change in the assumed health care cost trend rates would change the projected benefit obligation for international non-pension postretirement benefits by $2 and service cost and interest cost by a negligible amount. The impact on U.S. plans is negligible.
Pension Investment Policies and Strategies
The Company’s investment strategy for the assets of its North American defined benefit pension plans is to maximize the long-term return on plan assets using a mix of equities, fixed income and alternative investments with a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and expected timing of future cash flow requirements. The investment portfolio contains a diversified blend of equity, fixed-income and alternative investments. For U.S. plans, equity investments are also diversified across U.S. and international stocks, as well as growth, value and small and large capitalization investments, while the Company’s Canadian plan includes a blend of Canadian securities with U.S. and other foreign investments. The alternative investments are allocated in a diversified fund structure with exposure to a variety of hedge fund strategies. Investment risk and performance is measured and monitored on an ongoing basis through periodic investment portfolio reviews, annual liability measurements and periodic asset and liability studies. As plan funded status changes, adjustments to the diversified portfolio may be considered to reduce funded status volatility and better match the duration of plan liabilities.
The Company periodically reviews its target allocation of North American plan assets among the various asset classes. The targeted allocations are based on anticipated asset performance, discussions with investment professionals and on the projected timing of future benefit payments. In 2012 the U.S. Asset Investment Policy was updated to reflect an update in the Company's investment strategy to invest in long-term debt securities that more closely match the projected future cash flows of the Plan.
The Company observes local regulations and customs governing its European pension plans in determining asset allocations, which generally require a blended weight leaning toward more fixed income securities, including government bonds.

	Actual		Target 2016
	2015	2014
Weighted average allocations of U.S. pension plan assets at December 31:
Equity securities	32%	29%	36%
Debt securities	55%	59%	54%
Cash, short-term investments and other	13%	12%	10%
Total	100%	100%	100%
Weighted average allocations of non-U.S. pension plan assets at December 31:
Equity securities	21%	19%	21%
Debt securities	77%	79%	79%
Cash, short-term investments and other	2%	2%	—%
Total	100%	100%	100%

Fair Value of Plan Assets
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Fair value measurement provisions establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This guidance describes three levels of inputs that may be used to measure fair value:

•	Level 1: Inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2: Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date.

•
Level 3: Unobservable inputs that are supported by little or no market activity and are developed based on the best information available in the circumstances. For example, inputs derived through extrapolation or interpolation that cannot be corroborated by observable market data.

In accordance the Company’s adoption of ASU 2015-07 in 2015, certain investments measured at net asset value (“NAV”), as a practical expedient for fair value, have been excluded from the fair value hierarchy. The fair value measurements tables presented below have been recasted to conform to the current year presentation under ASU 2015-07. See Note 2 for more information.
The following table presents U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2015 and 2014:

	Fair Value Measurements Using
	2015				2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total
Large cap equity funds (1)	$—	$38	$—	$38	$—	$36	$—	$36
Small/mid cap equity funds (1)	—	5	—	5	—	6	—	6
International equity funds (1)	—	25	—	25	—	27	—	27
Fixed income securities (1)	—	114	—	114	—	133	—	133
Cash equivalents (2)	—	3	—	3	—	2	—	2
	$—	$185	$—	$185	$—	$204	$—	$204
Investments measured at fair value using net asset value as a practical expedient:
Other funds (3)				$25				$26
Total				$210				$230

The following table presents non-U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2015 and 2014:

	Fair Value Measurements Using
	2015				2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv-able Inputs (Level 3)	Total
Pooled insurance products with fixed income guarantee (1)	—	8	—	8	—	8	—	8
	$—	$8	$—	$8	$—	$8	$—	$8
Investments measured at fair value using net asset value as a practical expedient:
Other international equity funds (3)				$65				$68
Other fixed income securities (3)				243				275
Total				$316				$351

(1)
Level 2 equity and fixed income securities are primarily in pooled asset and mutual funds and are valued based on underlying net asset value multiplied by the number of shares held. The underlying asset values are based on observable inputs and quoted market prices.

(2)
Cash equivalents represent investment in a collective short term investment fund, which is a cash sweep for uninvested cash that earns interest monthly. For these investments, book value is assumed to equal fair value due to the short duration of the investment term.

(3)
Represents investments in commingled funds with exposure to a variety of hedge fund strategies, which are not publicly traded and have ongoing redemption restrictions. The Company’s interest in these investments is measured at net asset value per share as a practical expedient for fair value, which is derived from the underlying asset values in these funds, only some of which represent observable inputs and quoted market prices. In accordance with ASU 2015-07, these investments are excluded from the fair value hierarchy.

Projections of Plan Contributions and Benefit Payments
The Company expects to make contributions totaling $22 to its defined benefit pension plans in 2016.
Estimated future plan benefit payments as of December 31, 2015 are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits
Year	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
2016	$21	$10	$1	$—
2017	20	11	1	—
2018	20	11	1	—
2019	19	12	1	—
2020	18	14	1	—
2021-2025	81	90	2	3

Defined Contribution Plans
The Company sponsors a number of defined contribution plans for its associates, primarily in the U.S., Canada, Europe and in the Asia-Pacific region. Full-time associates are generally eligible to participate immediately and may make pre-tax and after-tax contributions subject to plan and statutory limitations. For certain plans, the Company has the option to make contributions above the match provided in the plan based on financial performance.
As previously discussed, U.S retirement income benefits are provided under the Company's defined contribution plan (the “401(k) Plan”). This plan allows eligible associates to make pre-tax contributions from 1% to 15% of eligible earnings for associates who meet the IRS definition of a highly compensated employee and up to 25% for all other associates up to the federal limits for qualified plans. Associates contributing to the 401k are eligible to receive matching contributions from the Company at 100% on contributions of up to 5% of eligible earnings. In the fourth quarter of 2014, the Company added a match true-up feature to the 401k to ensure eligible participants receive the full matching contributions to which they are entitled. An additional matching contribution may be made if the Company achieves specified annual financial targets established at the beginning of each plan year. In addition, the Company makes an annual retirement contribution ranging from 3% to 7% of eligible compensation depending on years of benefit service. All associates who are actively employed on the last day of the year are eligible for the true-up match and annual retirement contribution, unless otherwise determined by collective bargaining agreements.
The Company incurred expense for contributions under its defined contribution plans of $20, $17 and $15 during the years ended December 31, 2015, 2014 and 2013, respectively.
Non-Qualified and Other Retirement Benefit Plans
The Company provides key executives in some locations with non-qualified benefit plans that provide participants with an opportunity to elect to defer compensation or to otherwise provide supplemental retirement benefits in cases where executives cannot fully participate in the defined benefit or defined contribution plans because of plan or local statutory limitations. Most of the Company's supplemental benefit plans are unfunded and benefits are paid from the general assets of the Company. The liabilities related to defined benefit supplemental benefits are included in the previously discussed defined benefit pension disclosures.
In December of 2011, the Company adopted a non-qualified defined contribution plan (the “SERP”) that provides an annual employer credits to eligible U.S. associates of 5% of eligible compensation above the IRS limit for qualified plans. The Company can also make discretionary credits under the SERP; however, no participant contributions are permitted. The account credits are made annually to an unfunded phantom account, in the following calendar year. Certain executives also previously earned benefits under U.S. non-qualified executive supplemental plans that were frozen prior to 2010.
The Company’s liability for these non-qualified benefit plans was $7 at both December 31, 2015 and 2014, and is included in “Other long-term liabilities” in the Consolidated Balance Sheets.
The Company’s German subsidiaries offer a government subsidized early retirement program to eligible associates called Altersteilzeit or ATZ Plans. The German government provides a subsidy in certain cases where the participant is replaced with a qualifying candidate. The Company had liabilities for these arrangements of $1 and $2 at December 31, 2015 and 2014, respectively. The Company incurred expense for these plans of less than $1, $1 and $1 during the years ended December 31, 2015, 2014 and 2013, respectively.
Also included in the Consolidated Balance Sheets at December 31, 2015 and 2014 are other post-employment benefit obligations relating to long-term disability and for liabilities relating to European jubilee benefit plans of $4 and $8, respectively.